EQUITY PORTFOLIOS

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

EQUITY PORTFOLIOS

SUPPLEMENT DATED AUGUST 19, 2009 TO

PROSPECTUS DATED APRIL 1, 2009

The following replaces the eighth paragraph under Portfolio Management on Page 32 of the Prospectus:

Effective July 31, 2009, the managers for the Small Company Growth Portfolio are David P. Kalis and Matthew Peron, both Senior Vice Presidents and Michael J. Towle, Second Vice President of Northern Trust. Mr. Kalis has been manager since July 2009, Mr. Peron since March 2007 and Mr. Towle since July 2007. Since joining Northern Trust in November 2006, Mr. Kalis has managed various equity portfolios, including the Mid Cap Growth Portfolio. From 1995 to 2006, Mr. Kalis was a partner and portfolio manager in the equity group at Segall Bryant & Hamill Investment Counsel, an investment management firm. Since joining Northern Trust in November 2005, Mr. Peron has managed various equity portfolios. From January 2005 to November 2005, Mr. Peron was the deputy chief risk officer for Alliance Capital Management. From 2002 to 2005, he was a principal of Banc One Capital Markets and a fixed-income and equity derivatives risk manager of Bank One. Since joining Northern Trust in July 2004, Mr. Towle has managed various equity portfolios.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northernfunds.com/institutional

NORTHERN INSTITUTIONAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated August 19, 2009 to Statement of Additional Information dated April 1, 2009

Effective July 31, 2009:

The twelfth line of the table under “Portfolio Managers,” beginning on page 62, is replaced by the following:

Portfolio	Portfolio Manager(s)
NIF Small Company Growth Portfolio	David P. Kalis, Matthew Peron and Michael J. Towle

***

The information with respect to David P. Kalis on page 63 is deleted and replaced with the following:

The table below discloses the accounts within each type of category listed below for which David P. Kalis is jointly and primarily responsible for day-to-day portfolio management as of March 31, 2009:

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
Northern Institutional Funds:	1	$1,600,000	0	$0
Northern Funds:	1	$99,100,000	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	1	$400,000	0	$0
Other Accounts:	1	$16,800,000	0	$0

***

The following information is added to the information under “Disclosure of Securities Ownership” on page 67:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
David P. Kalis	Small Company Growth Portfolio	$0